Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE STREET INSTITUTIONAL FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL FUNDS

State Street Active Core Bond Fund

(the “Fund”)

Supplement dated March 14, 2019

to the Prospectus and Summary Prospectus dated January 31, 2019,

each as may be supplemented and/or revised from time to time

•	Effective immediately, the Prospectus and Summary Prospectus are revised as follows:

The fifth paragraph of the section entitled “Principal Investment Strategies” on page 23 of the Prospectus and on page 2 of the Summary Prospectus is deleted in its entirety and replaced with the following:

The Fund also may invest up to 20% of its net assets in high yield securities (also known as “junk bonds”). The Fund may also invest in exchange-traded products (“ETPs”) that provide exposure to such investments, including ETPs that pay fees to the Adviser and its affiliates for management, marketing or other services. High yield securities are those rated BB+ through B- by S&P Global Ratings (“S&P”) or Ba1 through B3 by Moody’s Investor Services, Inc. (“Moody’s”) or below or of similar quality. The Fund also may invest up to 35% of its total assets in foreign (including emerging markets) debt securities, and up to 20% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund may also invest in asset-backed securities.

The section entitled “Principal Risks” on page 23 of the Prospectus and on page 2 of the Summary Prospectus is revised to reflect that the Fund is subject to the following additional principal risk:

Risk of Investment in Other Pools: If the Fund invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected and is exposed indirectly to all of the risks applicable to an investment in such other pool. The investment policies of the other pool may not be the same as those of the Fund; as a result, an investment in the other pool may be subject to additional or different risks than those to which the Fund is typically subject. The Fund bears its proportionate share of the fees and expenses of any pool in which it invests. The Adviser or an affiliate may serve as investment adviser to a pool in which the Fund may invest, leading to potential conflicts of interest. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a pool sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which the Fund does so.

State Street Active Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL FUNDS

State Street Active Core Bond Fund

(the “Fund”)

Supplement dated March 14, 2019

to the Prospectus and Summary Prospectus dated January 31, 2019,

each as may be supplemented and/or revised from time to time

•	Effective immediately, the Prospectus and Summary Prospectus are revised as follows:

The fifth paragraph of the section entitled “Principal Investment Strategies” on page 23 of the Prospectus and on page 2 of the Summary Prospectus is deleted in its entirety and replaced with the following:

The Fund also may invest up to 20% of its net assets in high yield securities (also known as “junk bonds”). The Fund may also invest in exchange-traded products (“ETPs”) that provide exposure to such investments, including ETPs that pay fees to the Adviser and its affiliates for management, marketing or other services. High yield securities are those rated BB+ through B- by S&P Global Ratings (“S&P”) or Ba1 through B3 by Moody’s Investor Services, Inc. (“Moody’s”) or below or of similar quality. The Fund also may invest up to 35% of its total assets in foreign (including emerging markets) debt securities, and up to 20% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund may also invest in asset-backed securities.

The section entitled “Principal Risks” on page 23 of the Prospectus and on page 2 of the Summary Prospectus is revised to reflect that the Fund is subject to the following additional principal risk:

Risk of Investment in Other Pools: If the Fund invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected and is exposed indirectly to all of the risks applicable to an investment in such other pool. The investment policies of the other pool may not be the same as those of the Fund; as a result, an investment in the other pool may be subject to additional or different risks than those to which the Fund is typically subject. The Fund bears its proportionate share of the fees and expenses of any pool in which it invests. The Adviser or an affiliate may serve as investment adviser to a pool in which the Fund may invest, leading to potential conflicts of interest. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a pool sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which the Fund does so.